EARNINGS PER SHARE	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 12 – EARNINGS PER SHARE

FASB ASC Topic 260, Earnings Per Share, requires a reconciliation of the numerator and denominator of the basic and diluted earnings (loss) per share (EPS) computations.

Basic earnings (loss) per share are computed by dividing net earnings available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. In periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share because the effects were anti-dilutive based on the application of the treasury stock method and because the Company incurred net losses during the period:

	Years Ended December 31,
	2023	2022
Convertible notes payable	365,274	293,174
Restricted stock units	17,178	-
Warrants to purchase shares of common stock	78,000	379,812
Total potentially dilutive shares	460,452	672,986

The following table sets forth the computation of basic and diluted net income per share:

	Years Ended December 31,
	2023	2022

Net loss attributable to the common stockholders	$(4,145,936)	$(2,929,817)

Basic weighted average outstanding shares of common stock	1,100,372	934,915
Dilutive effect of options and warrants	-	-
Diluted weighted average common stock and common stock equivalents	1,100,372	934,915

Loss per share:
Basic and diluted	$(3.77)	$(3.13)

NOTE 11 – EARNINGS PER SHARE

FASB ASC Topic 260, Earnings Per Share, requires a reconciliation of the numerator and denominator of the basic and diluted earnings (loss) per share (EPS) computations.

Basic earnings (loss) per share are computed by dividing net earnings available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. In periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share because the effects were anti-dilutive based on the application of the treasury stock method and because the Company incurred net losses during the period:

	For the Years Ended December 31,
	2022	2021
Convertible notes payable	293,174	137,249
Warrants to purchase shares of common stock	379,812	199,814
Total potentially dilutive shares	672,986	337,063

The following table sets forth the computation of basic and diluted net income per share:

	Years Ended December 31,
	2022	2021

Net loss attributable to the common stockholders	$(2,929,817)	$(3,004,619)

Basic weighted average outstanding shares of common stock	934,915	909,915
Dilutive effect of options and warrants	-	-
Diluted weighted average common stock and common stock equivalents	934,915	909,915

Loss per share:
Basic and diluted	$(3.13)	$(3.30)